Discontinued Operations (Details) - Schedule of assets and liabilities attributable to discontinued operations (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets and Liabilities {Member]
Discontinued Operations (Details) - Schedule of assets and liabilities attributable to discontinued operations (Parentheticals) [Line Items]
Accounts receivable, net of allowance	$ 97	$ 42